UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2018

Date of reporting period:	6/30/2018

Item 1. Schedule of Investments

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited)
Description	Shares	Value
Long-Term Investments 97.3%
Common Stocks
Aerospace & Defense 2.1%
Hexcel Corp.	474,776	$ 31,515,631
KLX, Inc.*	682,394	49,064,128
		80,579,759
Air Freight & Logistics 0.8%
XPO Logistics, Inc.*	304,331	30,487,880
Airlines 0.3%
Spirit Airlines, Inc.*(a)	339,019	12,323,341
Banks 12.5%
Ameris Bancorp	278,143	14,838,929
Bank of the Ozarks(a)	932,609	42,004,709
BankUnited, Inc.	1,897,747	77,522,965
Brookline Bancorp, Inc.(a)	165,547	3,079,174
Byline Bancorp, Inc.*(a)	631,238	14,101,857
Eagle Bancorp, Inc.*(a)	569,904	34,935,115
East West Bancorp, Inc.(a)	1,608,538	104,876,678
First Republic Bank	278,117	26,918,945
Heritage Financial Corp.	122,671	4,275,084
Pinnacle Financial Partners, Inc.	1,440,104	88,350,380
Seacoast Banking Corp. of Florida*(a)	1,061,708	33,528,739
Wintrust Financial Corp.	511,096	44,490,907
		488,923,482
Biotechnology 2.8%
Amicus Therapeutics, Inc.*(a)	2,820,280	44,052,774
Exelixis, Inc.*	951,864	20,484,113
La Jolla Pharmaceutical Co.*(a)	898,663	26,214,000
Puma Biotechnology, Inc.*(a)	332,156	19,647,027
		110,397,914
Building Products 1.0%
JELD-WEN Holding, Inc.*	658,032	18,813,135
Owens Corning	342,731	21,718,863
		40,531,998
Capital Markets 3.1%
Affiliated Managers Group, Inc.	230,704	34,298,764

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
BrightSphere Investment Group PLC	1,899,441	$ 27,086,029
Lazard Ltd. (Class A Stock)	911,239	44,568,699
Moelis & Co. (Class A Stock)	260,434	15,274,454
		121,227,946
Chemicals 3.2%
Ferro Corp.*	1,755,015	36,592,063
Olin Corp.	932,470	26,780,538
PolyOne Corp.	889,476	38,443,153
Venator Materials PLC*	1,447,804	23,686,073
		125,501,827
Commercial Services & Supplies 2.4%
Advanced Disposal Services, Inc.*	961,204	23,818,635
BrightView Holdings, Inc.*	477,570	10,482,662
Mobile Mini, Inc.	1,277,881	59,932,619
		94,233,916
Construction & Engineering 0.9%
Great Lakes Dredge & Dock Corp.*	2,718,725	14,273,306
Quanta Services, Inc.*	577,824	19,299,322
		33,572,628
Construction Materials 2.2%
Summit Materials, Inc. (Class A Stock)*(a)	3,323,990	87,254,737
Diversified Telecommunication Services 1.1%
Cogent Communications Holdings, Inc.	793,676	42,382,298
Electric Utilities 2.1%
El Paso Electric Co.	548,006	32,387,154
Evergy, Inc.	922,585	51,803,148
		84,190,302
Electronic Equipment, Instruments & Components 2.4%
Anixter International, Inc.*	245,683	15,551,734
CDW Corp.	975,028	78,772,512
		94,324,246

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 0.4%
Cactus, Inc. (Class A Stock)*	451,721	$ 15,263,653
Equity Real Estate Investment Trusts (REITs) 5.5%
American Campus Communities, Inc.	77,272	3,313,423
Colony Capital, Inc.	1,926,722	12,022,745
Columbia Property Trust, Inc.	713,819	16,210,830
Forest City Realty Trust, Inc. (Class A Stock)	2,072,893	47,282,689
Gaming and Leisure Properties, Inc.	1,249,219	44,722,040
Hersha Hospitality Trust	1,787,884	38,350,112
Pebblebrook Hotel Trust	602,748	23,386,622
Retail Opportunity Investments Corp.	490,235	9,392,903
Summit Hotel Properties, Inc.	1,451,125	20,765,599
		215,446,963
Food & Staples Retailing 2.2%
Performance Food Group Co.*	1,375,257	50,471,932
Sprouts Farmers Market, Inc.*(a)	1,529,025	33,745,582
		84,217,514
Food Products 1.6%
Adecoagro SA (Argentina)*	3,323,365	26,420,752
Darling Ingredients, Inc.*	1,787,354	35,532,597
		61,953,349
Health Care Equipment & Supplies 2.5%
Glaukos Corp.*(a)	123,452	5,017,089
Hill-Rom Holdings, Inc.	179,601	15,686,352
Integra LifeSciences Holdings Corp.*	553,417	35,645,589
Neuronetics, Inc.*	39,267	1,044,895
Nevro Corp.*(a)	503,705	40,220,844
		97,614,769
Health Care Providers & Services 0.8%
HealthEquity, Inc.*	25,523	1,916,777
Premier, Inc. (Class A Stock)*	847,789	30,842,564
		32,759,341
Health Care Technology 0.7%
Teladoc, Inc.*(a)	473,174	27,467,751

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 5.0%
Pinnacle Entertainment, Inc.*	1,150,078	$ 38,792,131
Planet Fitness, Inc. (Class A Stock)*	1,195,927	52,549,032
Texas Roadhouse, Inc.	347,148	22,741,666
Vail Resorts, Inc.	304,290	83,433,275
		197,516,104
Independent Power & Renewable Electricity Producers 0.4%
NRG Yield, Inc. (Class A Stock)(a)	482,545	8,227,392
NRG Yield, Inc. (Class C Stock)	527,755	9,077,386
		17,304,778
Insurance 0.9%
Brighthouse Financial, Inc.*	581,462	23,299,182
Validus Holdings Ltd.	169,665	11,469,354
		34,768,536
Internet Software & Services 1.4%
Cardlytics, Inc.*(a)	434,367	9,451,826
New Relic, Inc.*(a)	111,712	11,237,110
Stamps.com, Inc.*(a)	48,385	12,243,824
Trade Desk, Inc. (The) (Class A Stock)*(a)	217,466	20,398,311
		53,331,071
IT Services 2.8%
Evo Payments, Inc. (Class A Stock)*	617,836	12,715,065
Global Payments, Inc.	727,084	81,062,595
GreenSky, Inc. (Class A Stock)*	729,769	15,434,614
		109,212,274
Life Sciences Tools & Services 0.4%
PRA Health Sciences, Inc.*	157,451	14,699,625
Syneos Health, Inc.*	59,090	2,771,321
		17,470,946
Machinery 5.7%
Actuant Corp. (Class A Stock)	285,033	8,365,719
Allison Transmission Holdings, Inc.	740,413	29,979,322
Evoqua Water Technologies Corp.*	892,607	18,298,444
Gardner Denver Holdings, Inc.*	1,095,399	32,193,777

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Milacron Holdings Corp.*	581,051	$ 10,999,295
NN, Inc.	1,132,637	21,406,839
Rexnord Corp.*	1,858,896	54,019,518
Terex Corp.	527,268	22,245,437
Trinity Industries, Inc.	692,813	23,735,773
		221,244,124
Mortgage Real Estate Investment Trusts (REITs) 1.8%
Chimera Investment Corp.	575,596	10,521,895
MFA Financial, Inc.	3,467,671	26,284,946
Starwood Property Trust, Inc.	1,570,443	34,094,318
		70,901,159
Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc. (Class A Stock)	31,368	2,460,192
SemGroup Corp. (Class A Stock)	649,231	16,490,468
Tallgrass Energy GP LP(a)	1,524,426	33,781,280
WPX Energy, Inc.*	5,068,225	91,380,097
		144,112,037
Pharmaceuticals 1.3%
Aerie Pharmaceuticals, Inc.*(a)	242,215	16,361,623
Intersect ENT, Inc.*(a)	705,724	26,429,364
Revance Therapeutics, Inc.*	336,748	9,243,733
		52,034,720
Professional Services 1.4%
Korn/Ferry International	857,871	53,127,951
Real Estate Management & Development 1.9%
Howard Hughes Corp. (The)*	567,182	75,151,615
Road & Rail 2.0%
Genesee & Wyoming, Inc. (Class A Stock)*	387,950	31,548,094
Saia, Inc.*	586,757	47,439,303
		78,987,397
Semiconductors & Semiconductor Equipment 2.4%
Brooks Automation, Inc.	698,342	22,779,916
Cavium, Inc.*	368,035	31,835,028

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology Group Ltd.	1,351,367	$ 28,973,308
Universal Display Corp.(a)	138,730	11,930,780
		95,519,032
Software 5.5%
Carbon Black, Inc.*(a)	424,113	11,026,938
CyberArk Software Ltd. (Israel)*(a)	654,392	41,200,520
HubSpot, Inc.*	473,072	59,323,229
Paycom Software, Inc.*(a)	449,153	44,389,791
Varonis Systems, Inc.*	797,255	59,395,498
		215,335,976
Specialty Retail 5.6%
Burlington Stores, Inc.*	202,531	30,486,991
Five Below, Inc.*	716,567	70,015,762
Party City Holdco, Inc.*(a)	1,879,937	28,669,039
Tractor Supply Co.	326,429	24,968,554
Ulta Beauty, Inc.*	280,373	65,455,881
		219,596,227
Textiles, Apparel & Luxury Goods 1.0%
Steven Madden Ltd.	720,464	38,256,638
Trading Companies & Distributors 3.5%
Beacon Roofing Supply, Inc.*	1,161,522	49,504,068
MSC Industrial Direct Co., Inc. (Class A Stock)	416,633	35,351,310
Univar, Inc.*	1,941,704	50,950,313
		135,805,691

Total Long-Term Investments (cost $2,857,260,201)		3,810,331,890
Short-Term Investments 10.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	110,293,130	110,293,130

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $280,622,358; includes $280,160,534 of cash collateral for securities on loan)(b)(w)	280,620,603	$ 280,648,665

Total Short-Term Investments (cost $390,915,488)		390,941,795

TOTAL INVESTMENTS 107.3% (cost $3,248,175,689)		4,201,273,685
Liabilities in excess of other assets (7.3)%		(285,979,497)

Net Assets 100.0%		$3,915,294,188

The following abbreviation is used in the quarterly schedule of portfolio holdings:

REITs — Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $274,253,226; cash collateral of $280,160,534 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of June 30, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$ 80,579,759	$—	$—
Air Freight & Logistics	30,487,880	—	—
Airlines	12,323,341	—	—
Banks	488,923,482	—	—
Biotechnology	110,397,914	—	—
Building Products	40,531,998	—	—
Capital Markets	121,227,946	—	—
Chemicals	125,501,827	—	—

PGIM Jennison Small Company Fund, Inc.
Schedule of Investments as of June 30, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Commercial Services & Supplies	$ 94,233,916	$—	$—
Construction & Engineering	33,572,628	—	—
Construction Materials	87,254,737	—	—
Diversified Telecommunication Services	42,382,298	—	—
Electric Utilities	84,190,302	—	—
Electronic Equipment, Instruments & Components	94,324,246	—	—
Energy Equipment & Services	15,263,653	—	—
Equity Real Estate Investment Trusts (REITs)	215,446,963	—	—
Food & Staples Retailing	84,217,514	—	—
Food Products	61,953,349	—	—
Health Care Equipment & Supplies	97,614,769	—	—
Health Care Providers & Services	32,759,341	—	—
Health Care Technology	27,467,751	—	—
Hotels, Restaurants & Leisure	197,516,104	—	—
Independent Power & Renewable Electricity Producers	17,304,778	—	—
Insurance	34,768,536	—	—
Internet Software & Services	53,331,071	—	—
IT Services	109,212,274	—	—
Life Sciences Tools & Services	17,470,946	—	—
Machinery	221,244,124	—	—
Mortgage Real Estate Investment Trusts (REITs)	70,901,159	—	—
Oil, Gas & Consumable Fuels	144,112,037	—	—
Pharmaceuticals	52,034,720	—	—
Professional Services	53,127,951	—	—
Real Estate Management & Development	75,151,615	—	—
Road & Rail	78,987,397	—	—
Semiconductors & Semiconductor Equipment	95,519,032	—	—
Software	215,335,976	—	—
Specialty Retail	219,596,227	—	—
Textiles, Apparel & Luxury Goods	38,256,638	—	—
Trading Companies & Distributors	135,805,691	—	—
Affiliated Mutual Funds	390,941,795	—	—
Total	$4,201,273,685	$—	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Effective June 11, 2018, the Funds’ names was changed by replacing “Prudential” with “PGIM” in each Fund’s name.
Notes to Schedule of Investments (unaudited)
Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Fund, including: the Fund’s Treasurer (or the Treasurer’s direct reports); and the Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund and its securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date    August 17, 2018

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    August 17, 2018

By (Signature and Title)*	/s/ Brian Nee
Brian Nee
Treasurer and Principal Financial and Accounting Officer

Date    August 17, 2018

*	Print the name and title of each signing officer under his or her signature.